Warrants for Stock - Fair Value Assumptions for Warrants (Details) - Warrants	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Expected life	5 years	5 years
Dividend yield	0.00%	0.00%
Minimum
Risk free interest rates	1.25%	0.77%
Estimated volatility	422.90%	629.80%
Maximum
Risk free interest rates	1.72%	1.73%
Estimated volatility	667.50%	788.70%